Consolidated Statements of Stockholders' Equity - USD ($)	AmpliPhi Biosciences Corporation [Member] Common Stock [Member]	AmpliPhi Biosciences Corporation [Member] Additional Paid-in Capital [Member]	AmpliPhi Biosciences Corporation [Member] Accumulated Deficit [Member]	AmpliPhi Biosciences Corporation [Member]	C3J [Member] Common Stock [Member]	C3J [Member] Additional Paid-in Capital [Member]	C3J [Member] Accumulated Deficit [Member]	C3J [Member] AOCI Attributable to Parent [Member]	C3J [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2016	$ 16,000	$ 391,067,000	$ (381,360,000)	$ 9,723,000	$ 51,000	$ 145,366,000	$ (106,212,000)	$ 125,000	$ 39,330,000
Balances (in shares) at Dec. 31, 2016	1,648,751				5,089,529
Grant of restricted stock awards (in shares)					493
Forfeiture of restricted stock awards (in shares)					(16,353)
Cumulative effect adjustment from adoption of ASU 2016-09		8,000	(8,000)
Common stock and pre-funded warrants issued in May 2017 and October 2018 financing, net of offering costs (value)	$ 71,000	9,282,000		9,353,000
Common stock and pre-funded warrants issued in May 2017 and October 2018 financing, shares	7,067,419
Warrants exercised	$ 2,000	128,000		130,000
Warrants exercised (in shares)	226,664
Warrant derivative liability reclassified to equity due to exercise of warrants		119,000		119,000
Dilutive financing derivative liability reclassified to equity upon common stock issued pursuant to anti-dilution rights, value	$ 1,000	21,000		22,000
Dilutive financing derivative liability reclassified to equity upon common stock issued pursuant to anti-dilution rights, shares	28,684
Common stock issued pursuant to anti-dilution rights (value)	$ 5,000	514,000		519,000
Common stock issued pursuant to anti-dilution rights (shares)	523,210
Common stock issued under the employee stock purchase plan (value)		3,000		3,000
Common stock issued under the employee stock purchase plan (shares)	4,200
Stock-based compensation		700,000		700,000		273,000			273,000
Net loss			(12,838,000)	(12,838,000)			(15,128,000)		(15,128,000)
Conversion of cumulative foreign currency translation adjustment to realized gain								(131,000)	(131,000)
Foreign currency translation								(1,000)	(1,000)
Balances at Dec. 31, 2017	$ 95,000	401,842,000	(394,206,000)	7,731,000	$ 51,000	145,639,000	(121,340,000)	(7,000)	24,343,000	$ 51,000	$ 145,639,000	$ (121,340,000)	$ (7,000)	$ 24,343,000
Balances (in shares) at Dec. 31, 2017	9,498,928				5,073,669					5,073,669
Grant of restricted stock awards (in shares)										12,331
Forfeiture of restricted stock awards (in shares)										(20,928)
Stock-based compensation											47,000			47,000
Net loss												(15,601,000)		(15,601,000)
Unrealized gain on available-for-sale securities													7,000	7,000
Balances at Sep. 30, 2018										$ 51,000	145,686,000	(136,941,000)		8,796,000
Balances (in shares) at Sep. 30, 2018										5,065,072
Balances at Dec. 31, 2017	$ 95,000	401,842,000	(394,206,000)	7,731,000	$ 51,000	145,639,000	(121,340,000)	(7,000)	24,343,000	$ 51,000	145,639,000	(121,340,000)	$ (7,000)	24,343,000
Balances (in shares) at Dec. 31, 2017	9,498,928				5,073,669					5,073,669
Grant of restricted stock awards (in shares)					16,892
Forfeiture of restricted stock awards (in shares)					(20,928)
Common stock issued in registered public financings, net of offering costs (value)	$ 67,000	6,091,000		6,158,000
Common stock issued in registered public financings, net of offering costs (in shares)	6,743,640
Common stock and pre-funded warrants issued in May 2017 and October 2018 financing, net of offering costs (value)	$ 159,000	5,671,000		5,830,000
Common stock and pre-funded warrants issued in May 2017 and October 2018 financing, shares	15,825,000
Warrants exercised	$ 2,000	196,000		198,000
Warrants exercised (in shares)	217,400
Warrant derivative liability reclassified to equity due to exercise of warrants		184,000		184,000
Common stock issued under the employee stock purchase plan (value)		5,000		5,000
Common stock issued under the employee stock purchase plan (shares)	9,040
Stock-based compensation		478,000		478,000		46,000			46,000
Net loss			(12,110,000)	(12,110,000)			(16,702,000)		(16,702,000)
Unrealized gain on available-for-sale securities								$ 7,000	7,000
Balances at Dec. 31, 2018	$ 323,000	414,467,000	(406,316,000)	8,474,000	$ 51,000	145,685,000	(138,040,000)		7,694,000	$ 51,000	145,685,000	(138,042,000)		7,694,000
Balances (in shares) at Dec. 31, 2018	32,294,008				5,069,633					5,069,633
Balances at Jun. 30, 2018										$ 51,000	145,678,000	(134,170,000)		11,559,000
Balances (in shares) at Jun. 30, 2018										5,068,547
Forfeiture of restricted stock awards (in shares)										(3,475)
Stock-based compensation											8,000			8,000
Net loss												(2,771,000)		(2,771,000)
Balances at Sep. 30, 2018										$ 51,000	145,686,000	(136,941,000)		8,796,000
Balances (in shares) at Sep. 30, 2018										5,065,072
Balances at Dec. 31, 2018	$ 323,000	$ 414,467,000	$ (406,316,000)	$ 8,474,000	$ 51,000	$ 145,685,000	$ (138,040,000)		$ 7,694,000	$ 51,000	145,685,000	(138,042,000)		7,694,000
Balances (in shares) at Dec. 31, 2018	32,294,008				5,069,633					5,069,633
Forfeiture of restricted stock awards (in shares)										(32,714)
Common stock issued in registered public financings, net of offering costs (value)										$ 20,000	9,955,000			9,975,000
Common stock issued in registered public financings, net of offering costs (in shares)										1,991,269
Stock-based compensation											3,224,000			3,224,000
Net loss												(14,893,000)		(14,893,000)
Balances at Sep. 30, 2019										$ 99,000	170,968,000	(152,935,000)		18,132,000
Balances (in shares) at Sep. 30, 2019										9,934,299
Balances at Jun. 30, 2019										$ 99,000	168,509,000	(145,980,000)		22,628,000
Balances (in shares) at Jun. 30, 2019										9,958,546
Forfeiture of restricted stock awards (in shares)										(24,247)
Stock-based compensation											2,498,000			2,498,000
Net loss												(6,955,000)		(6,955,000)
Balances at Sep. 30, 2019										$ 99,000	$ 170,968,000	$ (152,935,000)		$ 18,132,000
Balances (in shares) at Sep. 30, 2019										9,934,299